Label	Element	Value
Gross carrying amount [member] | Goodwill [member]
Goodwill	ifrs-full_Goodwill	£ 2,478,000
Accumulated impairment [member] | Goodwill [member]
Goodwill	ifrs-full_Goodwill	(664,000)
Discuva Limited [Member] | Goodwill [member]
Goodwill	ifrs-full_Goodwill	1,814,000
Discuva Limited [Member] | Gross carrying amount [member] | Goodwill [member]
Goodwill	ifrs-full_Goodwill	1,814,000
Discuva Limited [Member] | Accumulated impairment [member] | Goodwill [member]
Goodwill	ifrs-full_Goodwill	0
MuOx Limited [Member] | Gross carrying amount [member] | Goodwill [member]
Goodwill	ifrs-full_Goodwill	664,000
MuOx Limited [Member] | Accumulated impairment [member] | Goodwill [member]
Goodwill	ifrs-full_Goodwill	£ (664,000)